EVE-Q1

Quarterly Report
May 31, 2026
MFS®  Active Value ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 7.2%
Boeing Co. (a)	43,435	$10,040,000
General Dynamics Corp.	24,014	8,328,536
Northrop Grumman Corp.	11,022	6,212,881
RTX Corp.	54,220	9,741,165
		$34,322,582
Brokerage & Asset Managers – 2.5%
KKR & Co., Inc.	79,015	$7,580,699
LPL Financial Holdings, Inc.	15,167	4,152,270
		$11,732,969
Business Services – 2.3%
Accenture PLC, “A”	33,012	$6,175,555
Equifax, Inc.	29,599	4,907,218
		$11,082,773
Conglomerates – 1.8%
Honeywell International, Inc.	36,283	$8,630,274
Construction – 1.0%
CRH PLC	44,057	$4,792,961
Consumer Products – 2.0%
Kimberly-Clark Corp.	37,924	$3,701,382
Procter & Gamble Co.	40,559	5,822,650
		$9,524,032
Diversified Financial Services – 1.8%
NASDAQ, Inc.	92,316	$8,541,076
Electrical Equipment – 1.4%
Eaton Corp. PLC	17,143	$6,867,486
Energy - Independent – 6.6%
Chevron Corp.	52,432	$9,566,743
ConocoPhillips	75,532	8,609,137
Exxon Mobil Corp.	89,478	12,997,574
		$31,173,454
Food & Beverages – 1.5%
Coca-Cola Europacific Partners PLC	24,744	$2,244,033
Mondelez International, Inc.	78,956	4,829,739
		$7,073,772
Global Systemically Important Banks – 12.0%
Bank of America Corp.	140,788	$7,264,661
Citigroup, Inc.	72,150	9,083,685
JPMorgan Chase & Co.	68,720	20,568,583
Morgan Stanley	67,283	13,994,864
Wells Fargo & Co.	79,011	6,126,513
		$57,038,306
Hardware, Peripherals, & Assembly – 0.3%
Seagate Technology Holdings PLC	1,812	$1,594,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 4.9%
Cigna Group	47,427	$13,156,250
Elevance Health, Inc.	12,526	4,925,098
Humana, Inc.	17,728	5,414,485
		$23,495,833
Insurance – 7.8%
Aon PLC	19,924	$6,297,180
Marsh & McLennan Cos., Inc.	41,933	6,708,022
Progressive Corp.	71,426	13,599,510
Travelers Cos., Inc.	36,434	10,634,720
		$37,239,432
Interactive Media Services – 1.0%
Alphabet, Inc., “A”	11,875	$4,516,538
Machinery & Tools – 4.0%
Caterpillar, Inc.	4,340	$3,801,276
Illinois Tool Works, Inc.	21,311	5,269,784
Ingersoll Rand, Inc.	49,898	3,574,692
PACCAR, Inc.	59,721	6,591,407
		$19,237,159
Medical & Health Technology & Services – 2.1%
McKesson Corp.	13,426	$9,967,999
Medical Equipment – 1.8%
Abbott Laboratories	78,224	$6,695,974
Medline, Inc., “A” (a)	53,791	1,966,599
		$8,662,573
Non-Global Systemically Important Banks – 1.7%
American Express Co.	24,865	$7,869,027
Pharmaceuticals & Biotechnology – 4.1%
AbbVie, Inc.	36,376	$7,919,783
Johnson & Johnson	30,935	6,970,584
Pfizer, Inc.	173,153	4,533,145
		$19,423,512
Real Estate - Storage & Office – 2.3%
Prologis, Inc., REIT	74,822	$10,734,712
Retail & E-commerce – 3.7%
Amazon.com, Inc. (a)	38,666	$10,464,566
Home Depot, Inc.	22,002	6,977,715
		$17,442,281
Semiconductor & Electronic Components – 9.7%
Analog Devices, Inc.	31,487	$13,030,895
KLA Corp.	8,348	16,042,435
NXP Semiconductors N.V.	32,836	10,551,849
Texas Instruments, Inc.	21,311	6,514,346
		$46,139,525
Software – 1.1%
Microsoft Corp.	6,054	$2,725,753
Salesforce, Inc.	12,427	2,374,800
		$5,100,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.0%
Philip Morris International, Inc.	26,756	$4,745,979
Transportation & Logistics – 2.0%
Union Pacific Corp.	35,522	$9,329,498
Travel, Gaming, & Lodging – 1.8%
Hilton Worldwide Holdings, Inc.	25,395	$8,320,926
Utilities – 9.8%
Alliant Energy Corp.	104,425	$7,477,874
CMS Energy Corp.	68,053	4,938,606
Dominion Energy, Inc.	129,121	8,643,360
Duke Energy Corp.	82,475	10,122,157
Southern Co.	103,027	9,483,635
Xcel Energy, Inc.	73,523	5,845,079
		$46,510,711
Total Common Stocks		$471,110,141
Mutual Funds – 0.6%
Money Market Funds – 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	2,879,359	$2,879,359

Other Assets, Less Liabilities – 0.2%		902,100
Net Assets – 100.0%		$474,891,600

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$471,110,141	$—	$—	$471,110,141
Investment Companies	2,879,359	—	—	2,879,359
Total	$473,989,500	$—	$—	$473,989,500
For further information regarding security characteristics, see the Portfolio of Investments.